Other long-term receivables (Tables)	6 Months Ended
Jun. 30, 2026
Other long-term receivables
Schedule of other long-term receivables

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
R&D tax incentive	1,258	1,233
Prepayment option	66	91
Cash guarantees	507	394
Total other long term receivables	1,831	1,718